SCHEDULE OF BANK LOANS (Details) - USD ($)		Mar. 16, 2024	Oct. 31, 2023	Oct. 14, 2022	Jul. 30, 2022	Jan. 06, 2022	Sep. 16, 2021	Jul. 07, 2021	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Short-term bank loans									$ 408,685		$ 418,315		$ 332,309
Loan from Shenzhen Qianhai Weizhong Bank	[1]												218,722
Long-term bank loan													551,031
Previously Reported [Member]
Short-term bank loans											294,370
Loan from Shenzhen Qianhai Weizhong Bank	[1]										123,945
Long-term bank loan											418,315
Bank Of Jiangsu [Member]
Short-term bank loans									38,529	[2]	39,437	[2]	43,496	[3]
Bank Of Jiangsu [Member] | Loan Agreement [Member]
Short-term bank loans					$ 43,496			$ 47,054
Long-term bank loan					Jul. 30, 2023			Jul. 07, 2022
Bank Of Jiangsu [Member] | Previously Reported [Member]
Short-term bank loans	[3]										39,437
China Construction Bank [Member]
Short-term bank loans									249,064	[4]	254,933	[4]	$ 288,813	[5]
China Construction Bank [Member] | Loan Agreement [Member]
Short-term bank loans				$ 71,768		$ 217,045
Long-term bank loan			Oct. 31, 2023	Oct. 14, 2023		Jan. 06, 2023
China Construction Bank [Member] | Previously Reported [Member]
Short-term bank loans	[5]										254,933
Shenzhen Qianhai Weizhong Bank [Member]
Short-term bank loans	[6]								$ 121,092		$ 123,945
Shenzhen Qianhai Weizhong Bank [Member] | Loan Agreement [Member]
Loan from Shenzhen Qianhai Weizhong Bank							$ 414,072
Long-term bank loan		Mar. 16, 2024					Sep. 16, 2023

[1]	On September 16, 2021, Meiwu Shenzhen entered into a loan agreement with Shenzhen Qianhai Weizhong Bank to borrow $414,072 as working capital for two years, with maturity date of September 16, 2023. The loan bears a fixed interest rate of 8.46% per annum. The loan is guaranteed by Mr. Changbin Xia, for whom the chief executive officer of Meiwu Shenzhen. The maturity date of this loan is extended to March 16, 2024
[2]	On July 7, 2021, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $
[3]	On July 7, 2021, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $47,054 as working capital for one year, with maturity date of July 7, 2022. The loan bears a fixed interest rate of 7.1775% per annum. On July 30, 2022, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $43,496 as working capital for one year, with maturity date of July 30, 2023. The loan bears a fixed interest rate of 7.134% per annum. The maturity date of this loan is extended to October 31, 2023.
[4]	On January 6, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $
[5]	On January 6, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $217,045 as working capital for one year, with maturity date of January 6, 2023. The loan bears a fixed interest rate of 4.0525% per annum. And the maturity date of this loan is extended to April 16, 2023.On October 14, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $71,768 as working capital for one year, with maturity date of October 14, 2023. The loan bears a fixed interest rate of 3.90% per annum.
[6]	On September 16, 2021, Meiwu Shenzhen entered into a loan agreement with Shenzhen Qianhai Weizhong Bank to borrow $